Share-based Payments - Summary of RSUs related to Total Shareholder's Return ('TSR') (Detail)	12 Months Ended
	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	826,210	533,253
Granted	154,110	314,771
Exercised	(15,209)	(19,039)
Forfeited	(15,111)	(2,775)
Lapsed	(50,550)
Ending balance	899,450	826,210	533,253
Weighted average fair value, Beginning balance	$ 45.45	$ 51.07
RSUs exercisable | shares	268,777
Weighted average fair value, Granted	$ 78.80	35.22
Weighted average fair value, Exercised	50.22	36.52
Weighted average fair value, Forfeited	38.70	34.53
Weighted average fair value, Lapsed	57.20
Weighted average fair value, Ending balance	50.53	45.45	$ 51.07
Weighted average fair value, exercisable	42.92
Aggregate intrinsic value	76,894,000	$ 59,851,000	$ 22,919,000
Aggregate intrinsic value, exercisable	$ 22,978,000
Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	771,289	911,518
Granted	275,245	193,249
Exercised	(192,053)	(321,357)
Forfeited	(16,173)	(12,121)
Ending balance	838,308	771,289	911,518
Weighted average fair value, Beginning balance	$ 43.21	$ 36.67
RSUs exercisable | shares	341,072
Weighted average fair value, Granted	$ 73.46	68.05
Weighted average fair value, Exercised	35.65	30.36
Weighted average fair value, Forfeited	60.58	53.38
Weighted average fair value, Ending balance	49.19	43.21	$ 36.67
Weighted average fair value, exercisable	38.64
Aggregate intrinsic value	71,667,000	$ 55,870,000	$ 39,176,000
Aggregate intrinsic value, exercisable	$ 29,158,000